EARNINGS PER SHARE (Schedule Of Computation Of Basic And Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income attributable to China Biologic Products Holdings, Inc.	$ 128,056,302	$ 67,943,035	$ 104,779,307
Earnings allocated to participating nonvested shares	(3,072,170)	(2,188,633)	(2,987,429)
Net income used in basic and diluted earnings per ordinary share	$ 124,984,132	$ 65,754,402	$ 101,791,878
Weighted average shares used in computing basic earnings per ordinary share	35,304,294	27,361,561	26,848,445
Diluted effect of stock option	128,665	244,062	400,699
Weighted average shares used in computing diluted earnings per ordinary share	35,432,959	27,605,623	27,249,144
Basic earnings per ordinary share	$ 3.54	$ 2.40	$ 3.79
Diluted earnings per ordinary share	$ 3.53	$ 2.38	$ 3.74